Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Liabilities
Warrant liability	$ 3,164,413	$ 2,945,358
Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	7,642,707	6,645,832
Warrant liability	3,164,413	2,945,358
Total liabilities	10,807,120	9,591,190
Level 2 [member] | Recurring Fair Value Measurement [member]
Liabilities
Warrant liability	3,164,413	2,945,358
Total liabilities	3,164,413	2,945,358
Level 3 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	7,642,707	6,645,832
Total liabilities	$ 7,642,707	$ 6,645,832